Snow Capital Long/Short Opportunity Fund
Schedule of Investments
May 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.73%
Aerospace & Defense - 4.48%
General Dynamics Corp.	11,005	$2,089,960
Lockheed Martin Corp.	6,920	2,644,823
		4,734,783
Airlines - 0.79%
JetBlue Airways Corp. (a)(b)	41,440	832,944
Banks - 12.16%
Bank of America Corp. (a)(c)	61,957	2,626,357
JPMorgan Chase & Co. (a)(c)	16,540	2,716,530
Truist Financial Corp.	49,045	3,030,000
Umpqua Holdings Corp.	68,858	1,313,811
Wells Fargo & Co.	68,095	3,181,397
		12,868,095
Biotechnology - 3.09%
Amgen, Inc. (c)	7,840	1,865,450
Biogen, Inc. (b)(c)	5,234	1,399,990
		3,265,440
Capital Markets - 1.50%
The Goldman Sachs Group, Inc. (a)	4,275	1,590,386
Consumer Finance - 1.12%
American Express Co. (a)	7,375	1,180,959
Containers & Packaging - 1.39%
International Paper Co. (c)	23,225	1,465,498
Diversified Telecommunication Services - 2.42%
Lumen Technologies, Inc. (a)	184,570	2,554,449
Electrical Equipment - 1.04%
nVent Electric PLC (d)	33,890	1,102,781
Electronic Equipment, Instruments & Components - 1.60%
Vishay Intertechnology, Inc.	70,500	1,696,935
Food Products - 2.67%
Tyson Foods, Inc. - Class A	35,490	2,821,455
Health Care Providers & Services - 4.11%
Cardinal Health, Inc. (c)	41,625	2,333,914
Centene Corp. (b)	27,380	2,015,168
		4,349,082
Hotels, Restaurants & Leisure - 1.56%
Las Vegas Sands Corp. (b)	14,710	849,502
Norwegian Cruise Line Holdings Ltd. (b)(d)	25,175	803,083
		1,652,585
Household Durables - 2.58%
Mohawk Industries, Inc. (a)(b)	11,610	2,445,994
PulteGroup, Inc.	4,940	285,483
		2,731,477
Independent Power and Renewable Electricity Producers - 0.51%
Vistra Corp.	33,290	538,299
Insurance - 8.74%
Argo Group International Holdings Ltd. (d)	42,390	2,273,800
CNO Financial Group, Inc.	69,700	1,851,232
Hartford Financial Services Group, Inc.	39,910	2,608,118
MetLife, Inc. (c)	38,435	2,512,112
		9,245,262
Leisure Products - 2.26%
Hasbro, Inc.	24,950	2,394,452
Machinery - 1.05%
Caterpillar, Inc. (a)	4,595	1,107,763
Metals & Mining - 3.23%
Alamos Gold, Inc. (d)	64,260	586,694
Commercial Metals Co. (a)	54,500	1,715,114
Rio Tinto PLC - ADR (a)	12,770	1,116,481
		3,418,289
Multiline Retail - 1.94%
Kohl's Corp. (a)	36,930	2,049,246
Oil, Gas & Consumable Fuels - 9.69%
BP PLC - ADR	41,968	1,100,821
Cimarex Energy Co. (a)	32,890	2,228,298
Marathon Petroleum Corp. (a)(c)	44,760	2,766,168
Pioneer Natural Resources Co. (a)	12,860	1,957,163
Suncor Energy, Inc. (d)	95,140	2,197,734
		10,250,184
Pharmaceuticals - 3.85%
AbbVie, Inc. (c)	21,524	2,436,516
Pfizer, Inc.	42,320	1,639,054
		4,075,570

Technology Hardware, Storage & Peripherals - 7.02%
HP, Inc.	66,630		1,947,595
NCR Corp. (a)(b)	58,010		2,796,081
NetApp, Inc. (a)	34,596		2,676,693
			7,420,369
Textiles, Apparel & Luxury Goods - 7.14%
Carter's, Inc.	16,880		1,725,811
PVH Corp. (a)(b)	24,291		2,789,093
Tapestry, Inc. (b)	67,700		3,039,052
			7,553,956
Trading Companies & Distributors - 2.79%
WESCO International, Inc. (a)(b)	27,690		2,950,923
TOTAL COMMON STOCKS (Cost $69,968,359)			93,851,182

PURCHASED OPTIONS - 0.16%
Exchange Traded Put Options - 0.16%
Consumer Discretionary Select Sector SPDR Fund	Contracts	Notional Value
Expiration: June, 2021, Exercise Price: $150.000	30	$518,520	1,500
iShares Russell 1000 Value ETF
Expiration: January, 2022, Exercise Price: $135.000	130	2,094,690	36,400
iShares Russell 2000 ETF
Expiration: January, 2022, Exercise Price: $215.000	65	1,465,750	77,578
SPDR S&P 500 ETF Trust
Expiration: December, 2021, Exercise Price: $330.000	28	1,176,112	14,000
Expiration: December, 2021, Exercise Price: $350.000	25	1,050,100	17,550
Expiration: December, 2021, Exercise Price: $385.000	20	840,080	24,690
TOTAL PURCHASED OPTIONS (Cost $328,143)			171,718

EXCHANGE TRADED FUNDS - 0.82%	Shares
VanEck Vectors Junior Gold Miners ETF	15,800		864,418
TOTAL EXCHANGE TRADED FUNDS (Cost $591,879)			864,418

MONEY MARKET FUND - 11.21%
Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class, 0.010% (e)	11,858,515		11,858,515
TOTAL MONEY MARKET FUND (Cost $11,858,515)			11,858,515

Total Investments (Cost $82,746,896) - 100.92%			106,745,833
Liabilities in Excess of Other Assets - (0.92)%			(973,528)
TOTAL NET ASSETS - 100.00%			$105,772,305

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security may be subject to call options written.
(b)	Non-income producing security.
(c)	All or a portion of this security is pledged as collateral for securities sold short.
(d)	Foreign issued security.
(e)	Seven day yield as of May 31, 2021.

Abbreviations:
ADR	American Depositary Receipt
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Snow Capital Long/Short Opportunity Fund
Schedule of Securities Sold Short
May 31, 2021 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT - (10.17)%
COMMON STOCKS - (0.85)%
Food Products - (0.39)%
McCormick & Co Inc.	(4,670)	$(415,910)
IT Services - (0.46)%
Paychex, Inc.	(4,750)	(480,415)

TOTAL COMMON STOCKS (Proceeds: $879,413)		(896,325)

EXCHANGE TRADED FUNDS - (9.32)%
Invesco QQQ Trust Series 1	(3,600)	$(1,202,148)
iShares Russell 1000 Value ETF	(27,270)	(4,394,015)
iShares Russell 2000 ETF	(9,440)	(2,128,720)
SPDR S&P 500 ETF Trust	(5,080)	(2,133,804)

TOTAL EXCHANGE TRADED FUNDS (Proceeds: $6,744,960)		(9,858,687)

Total for Shares Sold Short (Proceeds: $7,624,373)		$(10,755,012)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Snow Capital Long/Short Opportunity Fund
Schedule of Options Written
May 31, 2021 (Unaudited)

	Contracts	Notional Value	Value
EXCHANGED TRADED CALL OPTIONS
American Express Co.
Expiration: June, 2021, Exercise Price: $135.00	(32)	$(512,416)	$(81,280)
Bank of America Corp.
Expiration: January, 2022, Exercise Price: $45.00	(126)	(534,114)	(29,988)
Caterpillar, Inc.
Expiration: September, 2021, Exercise Price: $260.00	(20)	(482,160)	(13,000)
Cimarex Energy Co.
Expiration: June, 2021, Exercise Price: $55.00	(82)	(555,550)	(108,650)
Commercial Metals Co.
Expiration: June, 2021, Exercise Price: $35.00	(140)	(440,580)	(4,200)
Expiration: September, 2021, Exercise Price: $34.00	(157)	(494,079)	(27,082)
iShares Russell 1000 Value ETF
Expiration: January, 2022, Exercise Price: $165.00	(65)	(1,047,345)	(37,700)
Expiration: January, 2022, Exercise Price: $170.00	(65)	(1,047,345)	(24,050)
iShares Russell 2000 ETF
Expiration: January, 2022, Exercise Price: $245.00	(65)	(1,465,750)	(41,925)
JetBlue Airways Corp.
Expiration: June, 2021, Exercise Price: $23.00	(210)	(422,100)	(1,890)
JPMorgan Chase & Co.
Expiration: September, 2021, Exercise Price: $165.00	(30)	(492,720)	(23,580)
Kohl's Corp.
Expiration: October, 2021, Exercise Price: $62.50	(100)	(554,900)	(35,200)
Lumen Technologies, Inc.
Expiration: July, 2021, Exercise Price: $17.50	(285)	(394,440)	(1,425)
Marathon Petroleum Corp.
Expiration: July, 2021, Exercise Price: $62.50	(77)	(475,860)	(18,942)
Mohawk Industries, Inc.
Expiration: August, 2021, Exercise Price: $200.00	(23)	(484,564)	(46,000)
NCR Corp.
Expiration: July, 2021, Exercise Price: $45.00	(103)	(496,460)	(44,805)
Expiration: October, 2021, Exercise Price: $50.00	(106)	(510,920)	(42,400)
NetApp, Inc.
Expiration: June, 2021, Exercise Price: $75.00	(60)	(464,220)	(27,300)
Expiration: September, 2021, Exercise Price: $85.00	(65)	(502,905)	(18,363)
Pioneer Natural Resources Co.
Expiration: June, 2021, Exercise Price: $160.00	(30)	(456,570)	(5,850)
PVH Corp.
Expiration: June, 2021, Exercise Price: $125.00	(37)	(424,834)	(6,660)
Rio Tinto PLC
Expiration: September, 2021, Exercise Price: $96.57	(56)	(489,608)	(12,460)
SPDR S&P 500 ETF Trust
Expiration: December, 2021, Exercise Price: $400.00	(23)	(966,092)	(76,866)
Expiration: December, 2021, Exercise Price: $415.00	(25)	(1,050,100)	(57,100)
Expiration: December, 2021, Exercise Price: $430.00	(20)	(840,080)	(28,260)
Tapestry, Inc.
Expiration: August, 2021, Exercise Price: $50.00	(398)	(1,786,622)	(79,600)
The Goldman Sachs Group, Inc.
Expiration: October, 2021, Exercise Price: $380.00	(14)	(520,828)	(28,000)
WESCO International, Inc.
Expiration: July, 2021, Exercise Price: $110.00	(45)	(479,565)	(20,025)
			(942,601)
EXCHANGED TRADED PUT OPTIONS
Amgen, Inc.
Expiration: June, 2021, Exercise Price: $210.00	(21)	(499,674)	(567)

Biogen, Inc.
Expiration: June, 2021, Exercise Price: $210.00	(20)	(534,960)	(9,000)
Carters, Inc.
Expiration: September, 2021, Exercise Price: $75.00	(60)	–	(3,900)
Centene Corp.
Expiration: June, 2021, Exercise Price: $60.00	(72)	(529,920)	(720)
Expiration: September, 2021, Exercise Price: $55.00	(85)	(625,600)	(4,887)
Costco Wholesale Corp.
Expiration: June, 2021, Exercise Price: $310.00	(15)	(567,405)	(210)
Hasbro, Inc.
Expiration: July, 2021, Exercise Price: $90.00	(102)	(978,894)	(12,036)
HP, Inc.
Expiration: November, 2021, Exercise Price: $28.00	(188)	(549,524)	(35,720)
Las Vegas Sands Corp.
Expiration: June, 2021, Exercise Price: $45.00	(100)	(577,500)	(500)
Lumentum Holdings, Inc.
Expiration: December, 2021, Exercise Price: $65.00	(83)	(675,371)	(22,410)
Nordstrom, Inc.
Expiration: October, 2021, Exercise Price: $30.00	(176)	(590,304)	(44,176)
Norwegian Cruise Line Holdings Ltd.
Expiration: September, 2021, Exercise Price: $20.00	(225)	(717,750)	(7,875)
Ulta Beauty, Inc.
Expiration: September, 2021, Exercise Price: $260.00	(19)	(656,184)	(5,748)
VanEck Vectors Junior Gold Miners ETF
Expiration: June, 2021, Exercise Price: $45.00	(107)	(585,397)	(535)
Expiration: June, 2021, Exercise Price: $50.00	(90)	(492,390)	(3,150)
Wells Fargo & Co.
Expiration: September, 2021, Exercise Price: $27.50	(164)	(766,208)	(1,476)
			(152,910)
Total Options Written (Premiums received $1,551,173)			$(1,095,511)

FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

• Level 1 – Quoted prices in active markets for identical securities.
• Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended May 31, 2021, no securities were transferred into or out of Level 1 or 2. The Funds held no Level 3 securities throughout the period ended May 31,
2021. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of May 31, 2021.

Snow Capital Long/Short Opportunity Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks (1)	$93,851,182	$-	$-	$93,851,182
Purchased Options	31,550	140,168	-	171,718
Exchange-Traded Funds	864,418	-	-	$864,418
Money Market Funds	11,858,515	-	-	11,858,515
Total Assets	$106,605,665	$140,168	$-	$106,745,833
Liabilities:
Securities Sold Short (2)	$(10,755,012)	$-	$-	$(10,755,012)
Written Options	$(673,756)	$(421,755)	$-	$(1,095,511)
Total Liabilities	$(11,428,768)	$(421,755)	$-	$(11,850,523)

(1) See the Schedules of Investments for industry classifications.
(2) See the Schedule of Securities Sold Short for industry classifications.

Snow Capital Long/Short Opportunity Fund
	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$171,718	Options written, at value	(1,095,511)

Total		$171,718		$(1,095,511)

The effect of derivative instruments on the income for the period ended May 31, 2021 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$-	$(42,631)	$(42,631)
Total	$-	$(42,631)	$(42,631)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$(161,107)	$458,180	$297,073
Total	$(161,107)	$458,180	$297,073